Material Accounting Policies - Schedule of Useful Life of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2024
Customer relationships [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	15 years
Acquired technology [Member] | Bottom of range [member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	10 years
Acquired technology [Member] | Top of range [member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	5 years